UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—90.03%
7,600	California, Daily Kindergarten Universal, Series A-1	A	3.650	7,600,000
10,000	California Department of Water Resources Power Supply Revenue (PUTTERs), Series 344 (AMBAC Insured)*	A	3.770	10,000,000
15,100	California Department of Water Resources Power Supply Revenue, Series B-2	A	3.660	15,100,000
23,060	California Department of Water Resources Power Supply Revenue, Series C-4	A	3.600	23,060,000
2,100	California Department of Water Resources Power Supply Revenue, Subseries F-2	A	3.700	2,100,000
9,500	California Department of Water Resources Power Supply Revenue, Subseries F-3	A	3.800	9,500,000
8,470	California Department of Water Resources Power Supply Revenue, Subseries F-5	A	3.660	8,470,000
10,500	California Department of Water Resources Power Supply Revenue, Subseries G-14 (FGIC Insured)	A	3.600	10,500,000
22,000	California Educational Facilities Authority Revenue (California Institute of Technology), Series B	A	3.500	22,000,000
10,100	California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A	A	3.600	10,100,000
14,850	California Educational Facilities Authority Revenue (Stanford University), Series S-4	A	3.720	14,850,000
10,000	California Health Facilities Financing Authority (Catholic Health Facilities), Series J	A	3.590	10,000,000
6,904	California Health Facilities Financing Authority (Floating Pooled Loan Program), Series B (FGIC Insured)	A	3.600	6,904,000
8,000	California Health Facilities Financing Authority Revenue (Adventist Health System), Series A	A	3.630	8,000,000
5,895	California Health Facilities Financing Authority Revenue (Adventist Health System), Series A (MBIA Insured)	A	3.790	5,895,000
21,100	California Health Facilities Financing Authority (Kaiser Permanente), Series C	A	3.640	21,100,000
4,700	California Infrastructure & Economic Development Revenue (Asian Art Museum Foundation) (MBIA Insured)	A	3.790	4,700,000
15,500	California Infrastructure & Economic Development Revenue (Buck Institute for Age Research)	A	3.650	15,500,000
8,100	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series B (MBIA Insured)	A	3.500	8,100,000
5,615	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series C (MBIA Insured)	A	3.630	5,615,000
17,300	California Infrastructure & Economic Development Revenue (San Francisco Ballet Association) (FGIC Insured)	A	3.790	17,300,000
6,100	California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric Corp.)	A	3.820	6,100,000
13,860	California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric Corp.), Series C	A	3.700	13,860,000
11,000	California, Series B, Subseries B-1	A	3.550	11,000,000
17,550	California, Series B, Subseries B-6	A	3.650	17,550,000
5,000	California, Series B-1	A	3.580	5,000,000
6,985	California Statewide Communities Development Authority Revenue (Cathedral High School Project)	A	3.500	6,985,000
3,400	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series M	A	3.640	3,400,000
2,520	California Statewide Communities Development Authority Revenue (North Peninsula Jewish Campus)	A	3.790	2,520,000
19,420	California Transit Financing Authority (FSA Insured)	A	3.600	19,420,000
6,700	Abag Finance Authority for Nonprofit Corps. Revenue (Jewish Community Center Project)	A	3.790	6,700,000
9,520	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project) (AMBAC Insured)	A	3.800	9,520,000
13,525	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B (AMBAC Insured)	A	3.550	13,525,000
14,910	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B-2 (XLCA Insured)	A	3.550	14,910,000
8,000	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series C (AMBAC Insured)	A	3.570	8,000,000
6,700	Abag Finance Authority for Nonprofit Corps. Revenue (Jewish Community Center Project)	A	3.790	6,700,000
22,000	Desert Sands California Unified School District (ABN AMRO MuniTops Certificates Trust, Series 2006-41) (AMBAC Insured)*	A	3.770	22,000,000
18,000	Dublin San Ramon Services District Sewer Revenue Certificates of Participation (MBIA Insured)	A	3.500	18,000,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

10,525	East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries 1 (XLCA Insured)	A	3.580	10,525,000
7,465	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A (FSA Insured)	A	3.570	7,465,000
10,600	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1 (XLCA Insured)	A	3.580	10,600,000
9,935	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3 (XLCA Insured)	A	3.600	9,935,000
13,745	Irvine Improvement Bond Act of 1915 Limited Obligation (Assessment District 85-7-1) (FSA Insured)	A	3.680	13,745,000
4,800	Lodi Electric Systems Revenue Certificates of Participation, Series A (MBIA Insured)	A	3.580	4,800,000
7,800	Los Angeles County Transport Commission Sales Tax and Revenue, Series A (FGIC Insured)	A	3.570	7,800,000
12,400	Los Angeles Multi-Family Housing Revenue (Museum Terrace Apartments), Series H	A	3.600	12,400,000
3,500	Los Angeles Unified School District (PUTTERs), Series 1442 (AMBAC Insured)	A	3.770	3,500,000
35,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries A (XLCA Insured)	A	3.600	35,000,000
6,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries B-1 (XLCA Insured)	A	3.520	6,000,000
10,000	Los Angeles Water and Power Revenue, Subseries A-1	A	3.550	10,000,000
5,000	Los Angeles Water and Power Revenue, Subseries A-4	A	3.590	5,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	3.550	9,900,000
10,000	Los Angeles Water and Power Revenue, Subseries B-2	A	3.650	10,000,000
11,600	Los Angeles Water and Power Revenue, Subseries B-3	A	3.700	11,600,000
4,100	Los Angeles Water and Power Revenue, Subseries B-6	A	3.790	4,100,000
15,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2	A	3.500	15,000,000
9,900	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series B-1	A	3.550	9,900,000
20,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series B-2	A	3.550 to 3.600	20,000,000
7,200	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C	A	3.500	7,200,000
10,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C-1	A	3.650	10,000,000
10,460	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C-2	A	3.550	10,460,000
5,850	Newport Beach Revenue (Hoag Memorial Hospital), Series A	A	3.670	5,850,000
7,645	Newport Beach Revenue (Hoag Memorial Hospital), Series C	A	3.670	7,645,000
16,100	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A) (MBIA Insured)	A	3.580	16,100,000
7,005	Northern California Transmission Agency Revenue Refunding (California-Oregon Transmission), Series A (FSA Insured)	A	3.650	7,005,000
25,513	Oakland Alameda County Coliseum Authority Lease Revenue	A	3.630	25,513,000
15,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	3.630	15,000,000
6,590	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	3.570	6,590,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured)	A	3.580	13,200,000
7,215	Orange County Sanitation District Certificates of Participation	A	3.650	7,215,000
40,000	Orange County Water District Revenue Certificates of Participation, Series A	A	3.570	40,000,000
5,000	Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A	A	3.680	5,000,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

5,430	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	3.600	5,430,000
5,500	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento Regional County Sanitation District), Series C	A	3.570	5,500,000
12,300	Sacramento Unified School District Certificates of Participation (FSA Insured)	A	3.680	12,300,000
10,000	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	3.590	10,000,000
10,000	San Diego County Certificates of Participation	A	3.600	10,000,000
4,350	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33I (XLCA Insured)	A	3.550	4,350,000
14,000	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33J (XLCA Insured)	A	3.550	14,000,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	3.610	4,000,000
8,600	San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series B	A	3.500	8,600,000
5,100	Santa Ana Health Facililies Revenue (Multi Modal Town and Country)	A	3.800	5,100,000
8,800	Santa Clara Unified School District Tax and Revenue Anticipation Notes	07/02/07	4.500	8,862,304
4,680	Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B (AMBAC Insured)	A	3.540	4,680,000
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured)	A	3.590	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B (FGIC Insured)	A	3.700	5,300,000
12,800	Southern California Public Power Authority Transmission Project Revenue, Subordinated Refunding (Southern Transmission Project) (AMBAC Insured)	A	3.580	12,800,000
9,250	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	3.790	9,250,000
20,700	Vernon Natural Gas Financing Authority Revenue, (Vernon Gas Project), Series B (MBIA Insured)	A	3.590	20,700,000
24,135	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A (FSA Insured)	A	3.600	24,135,000
Total municipal bonds and notes (cost—$988,989,304)				988,989,304

Tax-exempt commercial paper—11.15%
17,500	California Educational Facilities Authority (Carnegie Institute of Washington)	12/06/06 to 12/08/06	3.500 to 3.570	17,500,000
6,400	California Statewide Community Development Authority (Kaiser Permanente)	11/15/06	3.430	6,400,000
5,000	East Bay Municipal Utility District Revenue	11/08/06	3.480	5,000,000
3,810	Long Beach Gas Utility	10/10/06	3.490	3,810,000
24,000	Los Angeles Municipal Improvement Corp.	10/05/06 to 11/07/06	3.330 to 3.430	24,000,000
17,336	San Diego County Regional Transportation Commission	10/11/06 to 12/12/06	3.380 to 3.530	17,336,000
3,500	San Diego County Water	11/10/06	3.550	3,500,000
21,350	San Jose Finance Authority	10/31/06 to 11/07/06	3.380 to 3.680	21,350,000
10,000	San Gabriel Valley Council of Government	10/05/06 to 10/06/06	3.540	10,000,000
7,900	University of California Regents	11/13/06	3.470	7,900,000
5,700	Ventura County Public Finance Authority	10/04/06	3.450	5,700,000
Total tax-exempt commercial paper (cost—$122,496,000)				122,496,000
Total investments (cost—$1,111,485,304 which approximates cost for federal income tax purposes)(1)—101.18%				1,111,485,304
Liabilities in excess of other assets—(1.18)%				(12,989,108)
Net assets (applicable to 1,098,909,717 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				1,098,496,196

A                      Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2006 and reset periodically.

*                         Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 2.91% of net assets as of September 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)                  Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES	Adjustable Convertible Extendable Securities
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable tax-exempt receipts
XLCA	XL Capital Assurance

Weighted average maturity – 10 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2006.

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—90.93%
10,375	Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured)*	A	3.770	10,375,000
23,550	New York State Dormitory Authority Revenue (Cornell University), Series B	A	3.650	23,550,000
10,668	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B (FSA Insured)	A	3.730	10,668,000
6,422	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	3.700	6,422,000
29,200	New York State Dormitory Authority Revenue Non-State Supported Debt (North Shore-Long Island Jewish Health System), Series A	A	3.700	29,200,000
5,795	New York State Dormitory Authority Revenue Non-State Supported Debt, Series C (CIFG Insured)	A	3.700	5,795,000
17,300	New York State Dormitory Authority Revenue Non-State Supported Debt (University of Rochester), Series A-1 (MBIA Insured)	A	3.690	17,300,000
8,780	New York State Dormitory Authority Revenue (Wagner College)	A	3.750	8,780,000
6,000	New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1	A	3.700	6,000,000
11,750	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (AMBAC Insured)	A	3.680	11,750,000
10,400	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (FGIC Insured)	A	3.680	10,400,000
5,000	New York State Housing Finance Agency (Normandie Court I Project)	A	3.700	5,000,000
6,000	New York State Housing Finance Agency Revenue (North End Ave. Housing), Series A	A	3.750	6,000,000
19,800	New York State Housing Finance Agency Service Contract Revenue Refunding, Series A	A	3.720	19,800,000
9,900	New York State Housing Finance Agency Service Contract Revenue Refunding, Series D	A	3.720	9,900,000
7,395	New York State Local Government Assistance Corp., Series B	A	3.650	7,395,000
12,265	New York State Local Government Assistance Corp., Series G	A	3.680	12,265,000
6,250	New York State Thruway Authority Personal Income Tax Revenue (PUTTERs), Series 1186 (FSA Insured)	A	3.780	6,250,000
3,500	New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (PUTTERs), Series 1413 (AMBAC Insured)	A	3.780	3,500,000
14,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B (CIFG Insured)	A	3.680	14,000,000
8,570	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-C (CIFG Insured)	A	3.700	8,570,000
3,053	Arlington Central School District Bond Anticipation Notes	11/01/06	4.250	3,055,748
4,034	Briarcliff Manor Bond Anticipation Notes, Series B	10/06/06	4.250	4,034,539
3,720	Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A	A	3.730	3,720,000
6,550	Erie County Water Authority (AMBAC Insured)	A	3.690	6,550,000
2,390	Great Neck North Water Authority Systems Revenue, Series A (FGIC Insured)	A	3.700	2,390,000
26,400	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	3.700	26,400,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D (FSA Insured)	A	3.700	7,000,000
8,100	Long Island Power Authority Electric Systems Revenue, Subseries 7-A (FSA Insured)	A	3.680	8,100,000
5,800	Mamaroneck Union Free School District Tax Anticipation Notes	03/09/07	4.000	5,809,380
18,900	Metropolitan Transportation Authority, Subseries A-3 (XLCA Insured)	A	3.690	18,900,000
7,015	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B (MBIA Insured)	A	3.710	7,015,000
4,820	Nassau County Interim Finance Authority, Series A (FSA Insured)	A	3.680	4,820,000
26,900	New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A	A	3.740	26,900,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	3.750	6,500,000
7,300	New York City Housing Development Corp. Special Obligation Revenue (Montefiore Medical Center), Series A	A	3.700	7,300,000
13,985	New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project)	A	3.690	13,985,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

4,205	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	3.740	4,205,000
8,415	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	3.700	8,415,000
32,650	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	3.870	32,650,000
8,500	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series AA-1	A	3.840	8,500,000
10,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-2	A	3.710	10,000,000
7,000	New York City, Series I, Subseries I-4	A	3.710	7,000,000
800	New York City, Subseries E-4	A	3.800	800,000
2,900	New York City, Subseries H-1	A	3.780	2,900,000
3,000	New York City, Subseries H-2	A	3.780	3,000,000
8,385	New York City Trust for Cultural Resources Revenue (Asia Society)	A	3.680	8,385,000
8,000	New York City Trust for Cultural Resources Revenue (Museum of Broadcasting)	A	3.700	8,000,000
3,050	New York City Trust for Cultural Resources Revenue (Pierpont Morgan Library)	A	3.740	3,050,000
4,800	Niagara Falls Bridge Commission Toll Revenue, Series A (FGIC Insured)	A	3.690	4,800,000
14,285	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College) (MBIA Insured)	A	3.700	14,285,000
3,285	Rensselaer County Industrial Development Agency Civic Facilities Revenue (Polytechnic Institute Project), Series A	A	3.800	3,285,000
2,500	Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C	A	3.710	2,500,000
14,000	Suffolk County Water Authority Bond Anticipation Notes	A	3.700	14,000,000
4,300	Syracuse Revenue Anticipation Notes, Series C	06/29/07	4.250	4,322,974
9,015	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B	A	3.710	9,015,000
30,100	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B (AMBAC Insured)	A	3.700	30,100,000
Total municipal bonds and notes (cost—$564,612,641)				564,612,641

Tax-exempt commercial paper—8.72%
15,000	New York City Municipal Water Finance Authority	10/10/06 to 11/09/06	3.530 to 3.670	15,000,000
10,100	New York State Environmental Facilities Corp.	11/15/06 to 12/08/06	3.500 to 3.520	10,100,000
11,000	New York State Power Authority	11/06/06 to 11/08/06	3.520	11,000,000
9,000	Metropolitan Transportation Authority	10/10/06 to 12/06/06	3.530 to 3.540	9,000,000
9,090	Port Authority of New York & New Jersey	10/05/06 to 10/06/06	3.520	9,090,000
Total tax-exempt commercial paper (cost—$54,190,000)				54,190,000
Total investments (cost—$618,802,641 which approximates cost for federal income tax purposes)(1)—99.65%				618,802,641
Other assets in excess of liabilities—0.35%				2,143,770
Net assets (applicable to 621,070,912 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				620,946,411

A                                      Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of September 30, 2006 and reset periodically.

*                                         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 1.67% of net assets as of September 30 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)                                  Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	–	American Municipal Bond Assurance Corporation
CIFG	–	CDC IXIS Financial Guaranty
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance
MBIA	–	Municipal Bond Investors Assurance
PUTTERs	–	Puttable tax-exempt receipts
XLCA	–	XL Capital Assurance

Weighted average maturity – 11 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2006.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2006